Equity (Details) - USD ($)														12 Months Ended
		Jul. 28, 2025	Jul. 07, 2025	May 28, 2025	Apr. 23, 2025	Apr. 22, 2025	Apr. 11, 2025	Nov. 18, 2024	Sep. 19, 2024	Jul. 26, 2024	May 09, 2024	Apr. 12, 2024	Apr. 14, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Aug. 12, 2025	May 24, 2025	Dec. 09, 2024	Nov. 20, 2024	Aug. 13, 2024
Equity [Line Items]
Reverse stock split					25 for 1				1-for-50
Consolidated shares						250
Expense amount (in Dollars)														$ 9,350,000
Exercise price (in Dollars per share)										$ 0.2											$ 0.2
Adjustment of retained earnings to statutory reserve (in Dollars)														$ 29,093	$ 26,318	$ 89,940
Common Stock [Member]
Equity [Line Items]
Shares consolidated ratio					25 for 1
Securities Purchase Agreement [Member]
Equity [Line Items]
Net proceeds (in Dollars)										$ 18,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	[1]													3,200,000,000	3,200,000,000
Common stock, par values (in Dollars per share)	[1]													$ 1.875	$ 1.875
Issuance of ordinary shares												15,000,000
Price per share (in Dollars per share)											$ 0.23
Net proceeds (in Dollars)												$ 2,250,000
Purchase price (in Dollars per share)												$ 0.15
Expense amount (in Dollars)															$ 2,280,000
Warrants purchase										240,000,000											30,000,000
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Issuance of ordinary shares											9,800,000
Class A Ordinary Shares [Member] | 2025 Omnibus Equity Plan [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Price per share (in Dollars per share)																			$ 1.87
Number of shares granted																			5,000,000
Class A Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, par values (in Dollars per share)									$ 0.005			$ 0.0001
Consolidated shares	[2]													31	513
Issuance of ordinary shares	[2]													2,386,667	7,200
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member]
Equity [Line Items]
Issuance of ordinary shares										120,000,000
Warrants purchase																				5,400,000
Exercise price (in Dollars per share)																				$ 1.386
Class A Ordinary Shares [Member] | Share Purchase Agreement [Member] | Warrant Shares [Member]
Equity [Line Items]
Warrants purchase																		40,000,000
Exercise price (in Dollars per share)																		$ 0.3
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock, par values (in Dollars per share)			$ 0.125					$ 0.005		$ 0.0001
Purchase price (in Dollars per share)			$ 1.27	$ 1.8				$ 1.26		$ 0.15
Aggregate shares			20,000,000					20,000,000
Net proceeds amount (in Dollars)			$ 25,400,000	$ 27,000,000				$ 25,200,000
Class A Ordinary Shares [Member] | Yitong Asia Investment Pte. Ltd [Member] | Securities Purchase Agreement [Member]
Equity [Line Items]
Common stock, par values (in Dollars per share)				$ 0.125
Aggregate shares				15,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	[1]													9,600,000	9,600,000
Common stock, par values (in Dollars per share)	[1]													$ 1.875	$ 1.875
Class B Ordinary Shares [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, par values (in Dollars per share)									$ 0.005
Class B Ordinary Shares [Member] | Yitong Asia Investment Pte. Ltd [Member]
Equity [Line Items]
Shares hold		1,000,000					1,640,000
Shares reduction		1,000,000					1,640,000
Maximum [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 200,600,000
Maximum [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized					1,600,000,000	40,000,000,000			1,800,000,000								3,200,000,000
Common stock, par values (in Dollars per share)					$ 0.125	$ 0.005											$ 1.875
Maximum [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized					4,800,000	120,000,000			300,000,000								9,600,000
Common stock, par values (in Dollars per share)					$ 0.125	$ 0.005											$ 1.875
Minimum [Member]
Equity [Line Items]
Authorized share capital (in Dollars)						$ 10,030,000
Minimum [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized					40,000,000,000	2,000,000,000			36,000,000								48,000,000,000
Common stock, par values (in Dollars per share)					$ 0.005	$ 0.005											$ 0.125
Minimum [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized					120,000,000	6,000,000			6,000,000								144,000,000
Common stock, par values (in Dollars per share)					$ 0.005	$ 0.005											$ 0.125
IPO [Member]
Equity [Line Items]
Issuance of ordinary shares													1,750,000
Price per share (in Dollars per share)													$ 4
Net proceeds (in Dollars)													$ 6,189,914

[1]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.
[2]	During fiscal year 2025, the Company effected multiple share capital changes, including a 25-for-1 share consolidation effective May 9, 2025, and a subsequent 15-for-1 share consolidation effective August 12, 2025, which increased the par value of the Company’s ordinary shares from US$0.005 to US$1.875 per share. All share and per-share amounts presented, including comparative periods, have been retrospectively adjusted to reflect these transactions. See Note 13 - Equity for details information.